Income Taxes	12 Months Ended
Dec. 31, 2017
Disclosure of income tax [Abstract]
Income Taxes
Income Taxes

The provision for income taxes recorded in the consolidated financial statements differs from the amount which would be obtained by applying the statutory income tax rate to the loss before income taxes as follows:

	2017	2016	2015
Loss before income taxes	(15,475,353)	(15,130,605)	(13,719,842)
Statutory Canadian corporate tax rate	27.00%	27.00%	26.00%
Anticipated tax recovery	(4,178,345)	(4,085,263)	(3,567,159)
Foreign jurisdiction tax rate difference	2,899,190	2,184,796	2,659,145
Employee stock based compensation	156,250	109,641	111,680
Change in tax rate	—	—	(1,336,941)
Adjustment to opening tax pools	162,162	(39,569)	(1,339,467)
Other permanent differences	53,039	100,525	23,620
Change in deferred tax benefits deemed not probable to be recovered	1,051,725	1,739,557	3,455,622
Current income taxes	144,021	9,687	6,500
Adjustment in respect to prior periods	(2,523)	(313)	(3,347)
Net current tax expense	141,498	9,374	3,153

As at December 31, 2017, we have the following non-capital losses for income tax purposes in Canada:

Expiry	$
2026	9,809,000
2027	12,170,000
2029	4,009,000
2030	4,774,000
2031	4,343,000
2032	2,873,000
2033	2,457,000
2034	2,472,000
2035	3,125,000
2036	6,430,000
2037	4,846,000
57,308,000

As at December 31, 2017, we have the following non-refundable federal investment tax credits for income tax purposes in Canada:

Expiry	$
2020	189,000
2021	471,000
2022	465,000
2023	361,000
2024	228,000
2025	271,000
2026	520,000
2027	596,000
2028	622,000
2029	173,000
2030	91,000
2031	114,000
2032	381,000
2033	487,000
2034	270,000
2035	183,000
2036	41,000
2037	600
5,463,600

As well, we have unclaimed scientific research and experimental development expenditures available to reduce future years’ taxable income of approximately $27,400,000.  We have not recorded the potential benefits of these tax pools in these consolidated financial statements.

Deferred tax assets are recognized, to the extent that it is probable that taxable income will be available, against which the deductible temporary differences and the carry-forward of unused tax credits and unused tax losses can be utilized. The components of our unrecognized deferred tax asset are as follows:

	2017 $	2016 $	2015 $
Net operating losses carried forward	19,160,218	17,821,631	15,950,044
Scientific research and experimental development	7,406,099	7,394,707	7,278,284
Investment tax credits	3,988,325	3,990,664	3,987,214
Undepreciated capital costs in excess of book value of property and equipment and intellectual property	1,927,640	1,908,654	1,839,107
Share issue costs	493,343	432,659	619,066
Net capital losses carried forward	7,598	7,598	7,598
Unrecognized deferred tax asset	32,983,223	31,555,913	29,681,313